INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Taxes [Line Items]
Income tax expense	$ 15,524	$ 13,017		$ 75,385	$ 40,604
Income from continuing operations before income taxes and equity earnings	$ 28,352	$ 63,332		$ 209,339	$ 183,487
Irish statutory tax rate				12.50%	12.50%
Foreign Tax Authority | Tax Year 2017
Income Taxes [Line Items]
Income tax assessment related to transfer pricing			$ 30,000